File Number:333-42105
                                                Filed Pursuant to Rule 497(e) of
                                                      the Securities Act of 1933


                                                               January 12, 2012

     SUPPLEMENT TO THE MAY 1, 2011 STATEMENT OF ADDITIONAL INFORMATION FOR
                           PIONEER INDEPENDENCE FUND

The following will supplement the information presented in the statement of additional information for Pioneer Independence Fund. Please refer to the statement of additional information for the full text of the supplemented sections.

The following supplements the corresponding paragraph and table in the section entitled "PORTFOLIO MANAGEMENT - Additional Information About the Portfolio Manager":

Other Accounts Managed by the Portfolio Manager. The table below indicates, for the portfolio manager of the fund, information about the accounts other than the portfolio over which the portfolio manager has day-to-day investment responsibility. All information on the number of accounts and total assets in the table is as of December 31, 2011. For purposes of the table, "Other Pooled Investment Vehicles" may include investment partnerships, undertakings for collective investments in transferable securities ("UCITS") and other non-U.S. investment funds and group trusts, and "Other Accounts" may include separate accounts for institutions or individuals, insurance company general or separate accounts, pension funds and other similar institutional accounts but generally do not include the portfolio manager's personal investment accounts or those which the manager may be deemed to own beneficially under the code of ethics. Certain funds and other accounts managed by the portfolio manager may have substantially similar investment strategies.

                                                                             NUMBER OF ACCOUNTS
                                                                             MANAGED FOR WHICH   ASSETS MANAGED FOR
NAME OF PORTFOLIO                    NUMBER OF ACCOUNTS                       ADVISORY FEE IS   WHICH ADVISORY FEE IS
    MANAGER        TYPE OF ACCOUNT        MANAGED       TOTAL ASSETS MANAGED PERFORMANCE-BASED    PERFORMANCE-BASED
-----------------  ----------------- ------------------ -------------------- ------------------ ---------------------
Timothy Mulrenan   Other Registered
                   Investment
                   Companies                  1             $458,940,000            N/A                  N/A
                   --------------------------------------------------------------------------------------------------
                   Other Pooled
                   Investment
                   Vehicles                   1             $172,938,000            N/A                  N/A
                   --------------------------------------------------------------------------------------------------
                   Other Accounts            10             $268,517,000
                   --------------------------------------------------------------------------------------------------

The following supplements the corresponding paragraph and table in the section entitled "PORTFOLIO MANAGEMENT - Additional Information About the Portfolio Manager":

Share Ownership by Portfolio Managers. The following table indicates as of December 31, 2011 the value, within the indicated range, of shares beneficially owned by the portfolio manager of the fund.

 NAME OF PORTFOLIO MANAGER              BENEFICIAL OWNERSHIP OF THE FUND*
 -------------------------              -------------------------------------
 Timothy Mulrenan...................... A

*Key to Dollar Ranges

A. None
B. $1--$10,000
C. $10,001--$50,000
D. $50,001--$100,000
E. $100,001--$500,000
F. $500,001--$1,000,000
G. Over $1,000,000

                                                                  25386-00-0112
                                       (C) 2012 Pioneer Funds Distributor, Inc.
                                            Underwriter of Pioneer mutual funds
                                                                   Member SIPC.